Shareholder Fees - River Canyon Total Return Bond - Institutional	Jan. 28, 2021 USD ($)
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	none
Redemption Fee (as a percentage of amount redeemed)	none